S000045240 [Member] Investment Strategy - SFT Wellington Core Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	SFT Wellington Core Equity Fund: Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks. The Fund invests in a diversified portfolio of common stocks of issuers located primarily in the United States, and to a lesser extent, securities of non-US companies. Wellington Management Company LLP (Wellington Management), The Fund’s sub-adviser’s stock selection process is derived from its observation that the quality and persistence of a company’s business is often not reflected in its current stock price. Central to the investment process is fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations. The investment process is aided by a proprietary screening process that narrows the investment universe to companies that are consistent with the investment philosophy. The investment team spends most of its time conducting fundamental research on companies elevated by the screening process. Research emphasizes the sustainability of a business’ competitive advantages, revenue and margin drivers, and cash-generation capacity. Other important considerations include capital allocation discipline, off-financial-statement factors, management track record, and analysis of products and competition. The Fund’s portfolio is broadly diversified by industry and company. The Fund invests in a broad range of market capitalizations, but tends to focus on highly liquid, large capitalization companies with market capitalizations similar to those of the S&P 500® Index. The Fund generally will be fully invested in equity and equity-related securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities. Although derivative instruments are not a significant component of the investment process, the Fund may make use of derivative securities (including futures contracts, options on futures contracts, and over-the-counter derivatives) for the purpose of equitizing cash and/or obtaining efficient investment exposure. The Fund may at times invest significantly in certain sectors. As of December 31, 2025, the Fund was concentrated in the Information Technology sector.